Stock-Based Compensation - Stock Option Activity (Details) - Adagio Medical Inc - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Beginning balance (shares)	747,001	619,527	585,044
Forfeited (shares)	(4,592)	(22,357)	(23,350)
Ending balance (shares)	742,409	747,001	619,527	585,044
Vested and expected to vest (shares)	723,710	718,003
Vested and exercisable (shares)	537,222	444,839
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 6.17	$ 6.73	$ 6.41
Forfeited (in dollars per share)	4.76	6.94	4.65
Ending balance (in dollars per share)	6.18	6.17	$ 6.73	$ 6.41
Vested and expected to vest (in dollars per share)	6.20	6.19
Vested and exercisable (in dollars per share)	$ 6.45	$ 6.47
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)	6 years 11 months 12 days	7 years 5 months 12 days	7 years 10 months 13 days	8 years 7 months 24 days
Vested and expected to vest	6 years 11 months 1 day	7 years 4 months 28 days
Vested and exercisable	6 years 5 months 19 days	6 years 9 months
Aggregate Intrinsic Value [Abstract]
Beginning balance	$ 72	$ 252	$ 912
Ending balance	4	72	$ 252	$ 912
Vested and expected to vest	4	72
Vested and exercisable	$ 4	$ 71
Stock option exercises (in shares)	0	5,669	11,217
Fair value of awards vested	$ 200	$ 400	$ 400
Unrecognized compensation cost	$ 400	$ 700
Unrecognized compensation cost, Recognition, weighted-average period	2 years	2 years 3 months 18 days